Subsequent Events (Details) - USD ($)	Feb. 23, 2026	Feb. 19, 2026	Jul. 29, 2025
Subsequent Events [Line Items]
Consultant term		12 years
Commitment fee		$ 250,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Consultant fixed fee		5,000
Prepaid stock-based professional fees		$ 250,000
Commitment Fee Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share)		$ 0.2947
Common Stock [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share)			$ 0.69
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Stock issued for commitment fee (in Shares)		848,320
Stock repurchase	$ 1,000,000